United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/2010

Date of Reporting Period:  Six months ended 2/28/10

Item 1.                      Reports to Stockholders

Federated Adjustable Rate Securities Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.74	$9.53	$9.49	$9.49	$9.52	$9.55
Income From Investment Operations:
Net investment income	0.07	0.25	0.42	0.47	0.36	0.24
Net realized and unrealized gain (loss) on investments	0.03	0.21	0.04	0.00[1]	(0.03)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.46	0.46	0.47	0.33	0.20
Less Distributions:
Distributions from net investment income	(0.07)	(0.25)	(0.42)	(0.47)	(0.36)	(0.23)
Net Asset Value, End of Period	$9.77	$9.74	$9.53	$9.49	$9.49	$9.52
Total Return[2]	1.08%	4.90%	4.92%	5.01%	3.53%	2.15%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%	0.63%	0.62%	0.61%	0.61%
Net investment income	1.51%[3]	2.44%	4.29%	4.87%	3.73%	2.43%
Expense waiver/reimbursement[4]	0.27%[3]	0.32%	0.44%	0.42%	0.45%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$714,166	$427,717	$124,354	$85,445	$121,255	$174,238
Portfolio turnover	21%	36%	52%	22%	59%	22%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.74	$9.53	$9.49	$9.49	$9.52	$9.55
Income From Investment Operations:
Net investment income	0.06	0.24	0.40	0.45	0.33	0.21
Net realized and unrealized gain (loss) on investments	0.03	0.20	0.04	0.00[1]	(0.02)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.44	0.44	0.45	0.31	0.18
Less Distributions:
Distributions from net investment income	(0.06)	(0.23)	(0.40)	(0.45)	(0.34)	(0.21)
Net Asset Value, End of Period	$9.77	$9.74	$9.53	$9.49	$9.49	$9.52
Total Return[2]	0.95%	4.64%	4.70%	4.81%	3.29%	1.90%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.88%	0.85%	0.82%	0.85%	0.86%
Net investment income	1.25%[3]	2.07%	4.14%	4.69%	3.45%	2.16%
Expense waiver/reimbursement[4]	0.16%[3]	0.21%	0.58%	0.65%	0.52%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,667	$65,015	$8,054	$6,846	$6,838	$12,954
Portfolio turnover	21%	36%	52%	22%	59%	22%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,010.80	$3.14
Institutional Service Shares	$1,000	$1,009.50	$4.38
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.67	$3.16
Institutional Service Shares	$1,000	$1,020.43	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.63%
Institutional Service Shares	0.88%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At February 28, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities	37.8%
Other U.S. Government Agency Mortgage-Backed Securities	53.9%
FDIC-Guaranteed Debt Securities	3.3%
Other U.S. Government Agency Security	2.5%
Cash Equivalents[2]	6.2%
Other Assets and Liabilities — Net[3]	(3.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount or Shares		Value
	Adjustable Rate Mortgages – 37.8%
	Federal Home Loan Mortgage Corp. ARM – 9.3%
$1,176,418	2.626%, 1/1/2035	1,219,500
6,671,176	2.759%, 7/1/2030	6,810,692
2,606,653	2.926%, 4/1/2034	2,705,161
6,220,473	3.012%, 11/1/2034	6,475,707
603,620	3.103%, 4/1/2027	626,591
4,630,189	3.317%, 2/1/2036	4,824,370
2,183,473	3.592%, 4/1/2036	2,259,221
15,393,425	3.711%, 12/1/2039	15,964,136
6,882,637	3.794%, 5/1/2035	7,133,310
333,065	4.530%, 4/1/2035	341,832
149,640	4.566%, 9/1/2020	155,291
12,870,293	4.630%, 5/1/2035	13,192,230
3,786,009	4.834%, 4/1/2038	3,981,224
9,409,302	5.951%, 7/1/2036	9,920,932
	TOTAL	75,610,197
	Federal National Mortgage Association ARM – 28.3%
11,175,575	1.671%, 3/1/2044	11,074,626
4,496,959	1.721%, 7/1/2042	4,461,154
5,193,229	2.375%, 12/1/2034	5,312,150
62,721	2.433%, 10/1/2028	63,866
2,514,704	2.441%, 11/1/2035	2,546,930
2,320,142	2.506%, 5/1/2035	2,377,174
9,508,223	2.590%, 2/1/2033 - 12/1/2033	9,856,603
266,062	2.600%, 2/1/2019	272,464
4,079,928	2.682%, 1/1/2035	4,213,648
5,102,354	2.770%, 7/1/2034 - 12/1/2040	5,286,207
194,547	2.778%, 10/1/2016	198,320
3,589,663	2.781%, 2/1/2036	3,746,395
4,881,517	2.794%, 6/1/2035	5,076,847
14,412,018	2.801%, 10/1/2034	14,855,058
116,494	2.845%, 10/1/2033	120,454
7,808,985	2.870%, 7/1/2035	8,080,279
3,630,172	2.922%, 6/1/2033	3,738,200
184,465	2.964%, 2/1/2020	188,461
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$5,507,056	2.993%, 1/1/2036	5,761,103
519,882	3.062%, 5/1/2018	532,531
486,016	3.128%, 7/1/2027	504,842
6,278,474	3.270%, 7/1/2035	6,464,430
13,118,881	3.287%, 5/1/2039	13,501,773
3,835,443	3.344%, 1/1/2035	3,956,029
7,624,058	3.382%, 5/1/2035	7,838,576
36,354,763	3.470%, 8/1/2039	37,948,520
19,897,195	3.545%, 1/1/2040	20,501,393
17,623,503	3.574%, 1/1/2039	18,218,883
3,463,493	3.652%, 5/1/2036	3,622,052
5,277,295	3.800%, 7/1/2039	5,483,057
5,767,189	3.836%, 6/1/2034	5,976,428
6,075,179	4.059%, 7/1/2036	6,388,427
615,701	4.292%, 4/1/2034	644,591
2,065,885	4.549%, 5/1/2038	2,161,507
6,823,390	4.704%, 10/1/2035	7,061,904
2,461,361	4.796%, 12/1/2034	2,589,999
	TOTAL	230,624,881
	Government National Mortgage Association ARM – 0.2%
292,976	3.125%, 11/20/2023 - 10/20/2029	302,110
447,381	3.625%, 7/20/2023 - 9/20/2023	462,085
38,673	4.250%, 1/20/2030	40,219
1,184,825	4.375%, 1/20/2022 - 5/20/2029	1,226,027
	TOTAL	2,030,441
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $304,392,669)	308,265,519
	Collateralized Mortgage Obligations – 40.8%
	Federal Home Loan Mortgage Corp. REMIC – 15.1%
3,486,171	REMIC 3001 EA, 0.581%, 3/15/2035	3,415,414
3,159,843	REMIC 3174 FL, 0.581%, 6/15/2036	3,130,131
4,238,930	REMIC 3380 FP, 0.581%, 11/15/2036	4,184,761
3,760,539	REMIC 3179 FP, 0.611%, 7/15/2036	3,719,017
4,302,208	REMIC 2819 F, 0.631%, 6/15/2034	4,249,790
17,838,612	REMIC 3317 F, 0.631%, 7/15/2036	17,510,938
3,232,790	REMIC 3301 MF, 0.631%, 4/15/2037	3,121,394
1,926,553	REMIC 3221 FW, 0.651%, 9/15/2036	1,903,984
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,335,041	REMIC 3213 GF, 0.661%, 9/15/2036	2,296,850
4,298,173	REMIC 3085 UF, 0.681%, 12/15/2035	4,235,450
812,692	REMIC 2774 FQ, 0.781%, 4/15/2031	815,242
2,246,263	REMIC 2475 FD, 0.781%, 6/15/2031	2,248,096
2,069,103	REMIC 2380 FL, 0.831%, 11/15/2031	2,079,124
9,545,962	REMIC 3593 CF, 0.831%, 2/15/2036	9,509,225
24,055,861	REMIC 3611 FH, 0.981%, 7/15/2034	24,154,101
10,741,690	REMIC 3550 GF, 0.981%, 7/15/2039	10,692,804
8,978,184	REMIC MS 1128 F, 1.141%, 7/15/2037	8,993,638
850,022	REMIC 2448 FA, 1.231%, 1/15/2032	861,412
899,348	REMIC 2452 FC, 1.231%, 1/15/2032	911,399
2,897,430	REMIC 2480 NF, 1.231%, 1/15/2032	2,938,206
3,683,118	REMIC 2475 F, 1.231%, 2/15/2032	3,738,379
3,120,757	REMIC 2434 FA, 1.231%, 3/15/2032	3,165,391
980,809	REMIC 2470 EF, 1.231%, 3/15/2032	994,837
965,764	REMIC 2498 AF, 1.231%, 3/15/2032	979,577
3,012,955	REMIC 2459 FP, 1.231%, 6/15/2032	3,056,603
	TOTAL	122,905,763
	Federal National Mortgage Association REMIC – 25.7%
7,702,951	REMIC 2005-29 FE, 0.529%, 4/25/2035	7,552,930
9,466,255	REMIC 2005-67 FJ, 0.529%, 8/25/2035	9,269,218
12,194,751	REMIC 2007-75 EF, 0.529%, 1/25/2036	11,978,190
1,742,320	REMIC 2006-11 FB, 0.529%, 3/25/2036	1,701,813
1,308,450	REMIC 2004-27 FM, 0.549%, 7/25/2022	1,304,333
2,360,636	REMIC 2006-20 PF, 0.549%, 11/25/2030	2,335,509
1,964,576	REMIC 2005-67 FM, 0.579%, 8/25/2035	1,908,676
9,283,569	REMIC 2006-65 DF, 0.579%, 7/25/2036	9,154,707
1,783,170	REMIC 2006-81 FA, 0.579%, 9/25/2036	1,752,463
3,676,903	REMIC 2006-8 NF, 0.599%, 3/25/2036	3,608,264
1,625,938	REMIC 2007-15 AF, 0.599%, 3/25/2037	1,583,521
10,259,992	REMIC 2004-28 PF, 0.629%, 3/25/2034	10,127,374
3,401,928	REMIC 2006-76 QF, 0.629%, 8/25/2036	3,356,689
11,192,975	REMIC 2006-103 FB, 0.629%, 10/25/2036	11,050,586
1,346,775	REMIC 2003-90 FL, 0.679%, 3/25/2031	1,347,066
1,110,682	REMIC 2001-57 FA, 0.679%, 6/25/2031	1,106,153
3,291,829	REMIC 2007-88 FY, 0.689%, 9/25/2037	3,258,322
1,755,698	REMIC 2002-52 FG, 0.729%, 9/25/2032	1,754,265
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$9,924,633		REMIC 2007-84 FN, 0.729%, 8/25/2037	9,779,898
2,947,301		REMIC 2001-32 FA, 0.779%, 7/25/2031	2,956,125
869,115		REMIC 2002-77 FG, 0.779%, 12/18/2032	867,372
2,613,472		REMIC 2007-102 FA, 0.799%, 11/25/2037	2,564,231
1,055,411		REMIC 2001-71 FS, 0.829%, 11/25/2031	1,058,161
891,595		REMIC 2001-62 FC, 0.879%, 11/25/2031	895,884
1,485,842		REMIC 2002-8 FA, 0.979%, 3/18/2032	1,498,414
13,092,074		REMIC 2009-66 FY, 0.979%, 9/25/2039	13,031,925
18,526,467		REMIC 2009-87 FX, 0.979%, 11/25/2039	18,469,640
14,499,545		REMIC 2009-106 FN, 0.979%, 1/25/2040	14,439,629
5,856,881		REMIC 2009-78 UF, 0.999%, 10/25/2039	5,842,524
23,178,258		REMIC 2009-87 HF, 1.079%, 11/25/2039	23,086,377
4,817,065		REMIC 2002-7 FG, 1.129%, 1/25/2032	4,872,536
7,261,381		REMIC 2002-58 FG, 1.229%, 8/25/2032	7,229,055
1,179,974		REMIC 2002-60 FH, 1.229%, 8/25/2032	1,197,116
2,348,491		REMIC 2002-77 FA, 1.229%, 12/18/2032	2,382,844
14,294,257		REMIC 2008-69 FB, 1.229%, 6/25/2037	14,329,064
1,003,075		REMIC 1995-17 B, 2.459%, 2/25/2025	1,037,773
		TOTAL	209,688,647
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $331,490,179)	332,594,410
		FDIC-Guaranteed Debt – 3.3%
12,000,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.199%, 5/10/2010	12,006,985
14,950,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.253%, 3/22/2010	14,981,414
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $26,940,948)	26,988,399
		Government AgencY – 2.5%
20,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Note, 0.149%, 3/2/2010 (IDENTIFIED COST $19,976,770)	20,000,000
		Mortgage-Backed Securities – 13.1%
55,427,797		Federal Home Loan Mortgage Corp., 4.500%, 5/1/2023 - 3/1/2025	57,747,720
13,478,620		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 - 4/1/2039	14,162,434
11,277,583		Federal Home Loan Mortgage Corp., 5.500%, 8/1/2023 - 10/1/2037	12,021,307
9,321,366		Federal National Mortgage Association, 4.500%, 4/1/2024	9,720,413
11,650,419		Federal National Mortgage Association, 5.000%, 1/1/2024 - 3/1/2039	12,156,279
777,451		Federal National Mortgage Association, 5.500%, 9/1/2037	819,732
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$36,735		Government National Mortgage Association, 8.500%, 1/15/2030	41,524
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $105,395,279)	106,669,409
		MUTUAL FUND – 6.2%
50,494,783	[2,3]	Government Obligations Fund, Institutional Shares, 0.02% (AT NET ASSET VALUE)	50,494,783
		TOTAL INVESTMENTS — 103.7% (IDENTIFIED COST $838,690,628)[4]	845,012,520
		OTHER ASSETS AND LIABILITIES - NET — (3.7)%[5]	(30,178,967)
		TOTAL NET ASSETS — 100%	$814,833,553
1	Floating rate note with current rate and next reset date shown.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

    The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$308,265,519	$ —	$308,265,519
Collateralized Mortgage Obligations	—	332,594,410	—	332,594,410
FDIC-Guaranteed Debt	—	26,988,399	—	26,988,399
Government Agency	—	20,000,000	—	20,000,000
Mortgage-Backed Securities	—	106,669,409	—	106,669,409
Mutual Fund	50,494,783	—	—	50,494,783
TOTAL SECURITIES	$50,494,783	$794,517,737	$ —	$845,012,520
    The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value including $50,494,783 of investments in an affiliated issuer (Note 5) (identified cost $838,690,628)		$845,012,520
Income receivable		1,916,752
Receivable for shares sold		3,166,466
Prepaid expenses		77,243
TOTAL ASSETS		850,172,981
Liabilities:
Payable for investments purchased	$33,279,316
Payable for shares redeemed	1,684,387
Income distribution payable	197,872
Payable for shareholder services fee (Note 5)	177,853
TOTAL LIABILITIES		35,339,428
Net assets for 83,406,279 shares outstanding		$814,833,553
Net Assets Consist of:
Paid-in capital		$810,933,319
Net unrealized appreciation of investments		6,321,892
Accumulated net realized loss on investments		(2,421,454)
Distributions in excess of net investment income		(204)
TOTAL NET ASSETS		$814,833,553
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$714,166,064 ÷ 73,101,233 shares outstanding, no par value, unlimited shares authorized		$9.77
Institutional Service Shares:
$100,667,489 ÷ 10,305,046 shares outstanding, no par value, unlimited shares authorized		$9.77
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Interest		$6,840,765
Dividends received from an affiliated issuer (Note 5)		15,390
TOTAL INCOME		6,856,155
Expenses:
Investment adviser fee (Note 5)	$1,915,799
Administrative personnel and services fee (Note 5)	248,124
Custodian fees	14,837
Transfer and dividend disbursing agent fees and expenses	55,572
Directors'/Trustees' fees	4,493
Auditing fees	11,653
Legal fees	2,911
Portfolio accounting fees	69,872
Distribution services fee — Institutional Service Shares (Note 5)	26,785
Shareholder services fee — Institutional Shares (Note 5)	412,434
Shareholder services fee — Institutional Service Shares (Note 5)	133,037
Account administration fee — Institutional Shares	733
Account administration fee — Institutional Service Shares	869
Share registration costs	34,658
Printing and postage	15,058
Insurance premiums	2,286
Miscellaneous	13,745
TOTAL EXPENSES	2,962,866
  Semi-Annual Shareholder Report

  Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(356,663)
Waiver of administrative personnel and services fee	(5,137)
Waiver of distribution services fee — Institutional Service Shares	(26,785)
Reimbursement of shareholder services fee — Institutional Shares	(412,434)
Reimbursement of account administration fee — Institutional Shares	(733)
TOTAL WAIVERS AND REIMBURSEMENTS		$(801,752)
Net expenses			$2,161,114
Net investment income			4,695,041
Realized and Unrealized Gain on Investments:
Net realized gain on investments			947,994
Net change in unrealized appreciation of investments			902,350
Net realized and unrealized gain on investments			1,850,344
Change in net assets resulting from operations			$6,545,385
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,695,041	$6,166,255
Net realized gain on investments	947,994	529,206
Net change in unrealized appreciation/depreciation of investments	902,350	5,402,564
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,545,385	12,098,025
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,054,775)	(5,691,708)
Institutional Service Shares	(671,626)	(435,843)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,726,401)	(6,127,551)
Share Transactions:
Proceeds from sale of shares	580,770,548	500,970,012
Net asset value of shares issued to shareholders in payment of distributions declared	3,654,843	4,819,479
Cost of shares redeemed	(264,143,160)	(151,434,986)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	320,282,231	354,354,505
Change in net assets	322,101,215	360,324,979
Net Assets:
Beginning of period	492,732,338	132,407,359
End of period (including undistributed (distributions in excess of) net investment income of $(204) and $31,156, respectively)	$814,833,553	$492,732,338
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  February 28, 2010 (unaudited)

  1. ORGANIZATION

  Federated Adjustable Rate Securities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  Semi-Annual Shareholder Report

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Semi-Annual Shareholder Report

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization/ Paydown Gains and Losses

  All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Semi-Annual Shareholder Report

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,448,909	$443,931,161	45,240,616	$436,428,068
Shares issued to shareholders in payment of distributions declared	323,994	3,163,804	468,404	4,506,745
Shares redeemed	(16,606,733)	(162,213,467)	(14,828,804)	(143,059,644)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,166,170	$284,881,498	30,880,216	$297,875,169
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,015,496	$136,839,387	6,666,852	$64,541,944
Shares issued to shareholders in payment of distributions declared	50,289	491,039	32,357	312,734
Shares redeemed	(10,438,627)	(101,929,693)	(866,863)	(8,375,342)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,627,158	$35,400,733	5,832,346	$56,479,336
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	32,793,328	$320,282,231	36,712,562	$354,354,505

  4. FEDERAL TAX INFORMATION

  At February 28, 2010, the cost of investments for federal tax purposes was $838,690,628. The net unrealized appreciation of investments for federal tax purposes was $6,321,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,420,689 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,098,797.

  At August 31, 2009, the Fund had a capital loss carryforward of $3,369,448 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$46,558
2013	$1,952,394
2014	$342,507
2015	$817,446
2016	$210,543
  Semi-Annual Shareholder Report

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the Adviser voluntarily waived $332,881 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,137 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FSC voluntarily waived its entire fee of $26,785. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2010, FSSC voluntarily reimbursed $412,434 of shareholder services fees and $733 of account administration fees. For the six months ended February 28, 2010, FSSC did not receive any fees paid by the Fund.

  Semi-Annual Shareholder Report

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.63% and 0.88% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 28, 2010, the Adviser reimbursed $23,782. Transactions with the affiliated company during the six months ended February 28, 2010, were as follows:

Affiliate	Balance of Shares Held 8/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2010	Value	Dividend Income
Government Obligations Fund — Institutional Shares	39,987,294	417,784,181	407,276,692	50,494,783	$50,494,783	$15,390

  6. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

  8. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned Semi-Annual Shareholder Report and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  9. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Adjustable Rate Securities Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For both the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular report regarding the institution or elimination of these voluntary waivers.

  Semi-Annual Shareholder Report

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Semi-Annual Shareholder Report

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report

  Federated Adjustable Rate Securities Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 314082108
  Cusip 314082207

  8040404 (4/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	April 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	April 21, 2010